UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos            New York, New York        February 11, 2005
----------------------            ------------------      --------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total: $217,772
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETN    MGS   SOLE     SHARED  NONE
--------------                 --------------  -----       --------   -------   --- ----   --------    ---   ----     ------  ----
BERKSHIRE HATHAWAY INC DEL     COM             084670108      176            2  SH         SOLE        NONE          2
COUNTRYWIDE FINANCIAL CORP     COM             222372104   10,740      290,200  SH         SOLE        NONE    290,200
DST SYS INC DEL                COM             233326107   16,991      326,000  SH         SOLE        NONE    326,000
DOWNEY FINL CORP               COM             261018105   11,263      197,600  SH         SOLE        NONE    197,600
DUN & BRADSTREET CORP DEL NEW  COM             26483E100   15,205      254,900  SH         SOLE        NONE    254,900
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS  29081M102    5,765      172,400  SH         SOLE        NONE    172,400
FIRST ADVANTAGE CORP           COM             31845F100    1,020       50,000  SH         SOLE        NONE     50,000
GOLDEN WEST FINL CORP DEL      COM             381317106    6,732      109,600  SH         SOLE        NONE    109,600
ITT EDUCATIONAL SERVICES INC   COM             45068B109   18,359      386,100  SH         SOLE        NONE    386,100
INSTINET GROUP INC             COM             457750107    8,736    1,448,700  SH         SOLE        NONE  1,448,700
LEHMAN BROS HLDGS INC          COM             524908100   17,828      203,800  SH         SOLE        NONE    203,800
MERRILL LYNCH & CO INC         COM             590188108   15,140      253,300  SH         SOLE        NONE    253,300
QUICKSILVER RESOURCES INC      COM             74837R104    7,783      211,600  SH         SOLE        NONE    211,600
SEACOR HOLDINGS INC            COM             811904101    7,743      145,000  SH         SOLE        NONE    145,000
SUNOCO INC                     COM             86764P109       50          300  SH  PUT    SOLE        NONE        300
TAKE-TWO INTERACTIVE SOFTWAR   COM             874054109    5,330      153,200  SH         SOLE        NONE    153,200
TEMPLE INLAND INC              COM             879868107    8,058      117,800  SH         SOLE        NONE    117,800
TEMPUR-PEDIC INTL INC          COM             88023U101   16,371      772,200  SH         SOLE        NONE    772,200
TESCO CORP                     COM             88157K101   11,970    1,098,200  SH         SOLE        NONE  1,098,200
VALERO ENERGY CORP NEW         COM             91913Y100      150          880  SH  PUT    SOLE        NONE        880
WELLPOINT INC                  COM             94973V107   18,170      158,000  SH         SOLE        NONE    158,000
TRANSOCEAN INC                 ORD             G90078109   14,192      334,800  SH         SOLE        NONE    334,800









21787.0001 #547638